Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Summary Prospectus and Prospectus

* * *

Transamerica JPMorgan Tactical Allocation VP

The following information replaces the second paragraph in the Prospectus and Summary Prospectus under the section entitled "Principal Investment Strategies" and in the Prospectus under the section entitled "More on Each Fund's Strategies and Investments":

In addition to the strategic asset allocation, the portfolio utilizes a risk-controlled tactical asset allocation strategy designed to generate additional return by over/underweighting asset classes that the sub-adviser believes are poised to appreciate/depreciate. The tactical asset allocation process incorporates quantitative models that measure the relative attractiveness of different equity and bond markets around the world with the fundamental views of a group of senior investors. The tactical positions are typically implemented by buying and selling futures contracts, but may also include the use of mutual funds and exchange traded funds ("ETFs") to access markets that lack active futures contracts (e.g., emerging markets equity, high yield bonds, real estate investment trusts ("REITs"), emerging markets debt). The combined position size for U.S. REITs and International REITs shall not exceed 5% at time of purchase. The combined position size for emerging markets equity and emerging markets debt shall not exceed 5% at time of purchase.

The following paragraph is added to the section entitled "Principal Risks" in the Prospectus and Summary Prospectus:

Short Sales – A short sale may be effected by selling a security that the portfolio does not own. If the price of the security sold short increases, the portfolio would incur a loss; conversely, if the price declines, the portfolio will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The portfolio may also pay transaction costs and borrowing fees in connection with short sales.

* * *

Investors Should Retain this Supplement for Future Reference

November 26, 2013

Transamerica JPMorgan Tactical Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Summary Prospectus and Prospectus

* * *

Transamerica JPMorgan Tactical Allocation VP

The following information replaces the second paragraph in the Prospectus and Summary Prospectus under the section entitled "Principal Investment Strategies" and in the Prospectus under the section entitled "More on Each Fund's Strategies and Investments":

In addition to the strategic asset allocation, the portfolio utilizes a risk-controlled tactical asset allocation strategy designed to generate additional return by over/underweighting asset classes that the sub-adviser believes are poised to appreciate/depreciate. The tactical asset allocation process incorporates quantitative models that measure the relative attractiveness of different equity and bond markets around the world with the fundamental views of a group of senior investors. The tactical positions are typically implemented by buying and selling futures contracts, but may also include the use of mutual funds and exchange traded funds ("ETFs") to access markets that lack active futures contracts (e.g., emerging markets equity, high yield bonds, real estate investment trusts ("REITs"), emerging markets debt). The combined position size for U.S. REITs and International REITs shall not exceed 5% at time of purchase. The combined position size for emerging markets equity and emerging markets debt shall not exceed 5% at time of purchase.

The following paragraph is added to the section entitled "Principal Risks" in the Prospectus and Summary Prospectus:

Short Sales – A short sale may be effected by selling a security that the portfolio does not own. If the price of the security sold short increases, the portfolio would incur a loss; conversely, if the price declines, the portfolio will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The portfolio may also pay transaction costs and borrowing fees in connection with short sales.

* * *

Investors Should Retain this Supplement for Future Reference

November 26, 2013